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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3105

                     Oppenheimer Capital Appreciation Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2011

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ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)



                                                               Shares              Value
-----------------------------------------------------------------------------------------
COMMON STOCKS-99.3%
CONSUMER DISCRETIONARY-12.2%
AUTO COMPONENTS-0.9%
Johnson Controls, Inc.                                      1,233,790        $ 48,858,084
-----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-1.6%
McDonald's Corp.                                            1,125,460          91,770,008
-----------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL-1.4%
Amazon.com, Inc.(1)                                           394,892          77,671,307
-----------------------------------------------------------------------------------------
MEDIA-1.5%
Walt Disney Co. (The)                                       2,073,020          86,299,823
-----------------------------------------------------------------------------------------
SPECIALTY RETAIL-3.2%
Bed Bath & Beyond, Inc.(1)                                    381,110          20,538,018
-----------------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                                  886,400          53,281,504
-----------------------------------------------------------------------------------------
Tiffany & Co.                                                 552,350          41,790,801
-----------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                        1,238,010          65,639,290
                                                                             ------------
                                                                              181,249,613
-----------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-3.6%
Coach, Inc.                                                 1,308,760          83,315,662
-----------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                             787,780          66,528,021
-----------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                                432,335          54,807,108
                                                                             ------------
                                                                              204,650,791
-----------------------------------------------------------------------------------------
CONSUMER STAPLES-7.8%
BEVERAGES-2.1%
Brown-Forman Corp., Cl. B                                     324,687          23,533,314
-----------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                           928,620          62,041,102
-----------------------------------------------------------------------------------------
SABMiller plc                                                 958,810          35,480,229
                                                                             ------------
                                                                              121,054,645
-----------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-1.6%
Costco Wholesale Corp.                                      1,080,000          89,078,400
-----------------------------------------------------------------------------------------
FOOD PRODUCTS-2.8%
General Mills, Inc.                                           456,828          18,168,050
-----------------------------------------------------------------------------------------
Nestle SA                                                   1,340,090          86,024,068
-----------------------------------------------------------------------------------------
Unilever NV CVA                                             1,671,466          54,554,526
                                                                             ------------
                                                                              158,746,644
-----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-1.3%
Colgate-Palmolive Co.                                         833,920          72,993,018
-----------------------------------------------------------------------------------------
ENERGY-10.6%
ENERGY EQUIPMENT & SERVICES-3.4%
Halliburton Co.                                             1,825,510          91,549,327
-----------------------------------------------------------------------------------------
Schlumberger Ltd.                                           1,155,636          99,061,118
                                                                             ------------
                                                                              190,610,445
-----------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS-7.2%
Chevron Corp.                                                 846,180          88,772,744
-----------------------------------------------------------------------------------------
ConocoPhillips                                              1,521,118         111,376,260
-----------------------------------------------------------------------------------------
EOG Resources, Inc.                                           670,310          73,157,633
-----------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                  1,282,092         138,273,620
                                                                             ------------
                                                                              411,580,257

                   1 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                               Shares               Value
-----------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------
FINANCIALS-4.6%
-----------------------------------------------------------------------------------------
CAPITAL MARKETS-0.4%
Charles Schwab Corp. (The)                                  1,487,400        $ 26,788,074
-----------------------------------------------------------------------------------------
COMMERCIAL BANKS-1.4%
Standard Chartered plc                                      1,081,505          28,963,483
-----------------------------------------------------------------------------------------
Wells Fargo & Co.                                           1,729,440          49,064,213
                                                                             ------------
                                                                               78,027,696
-----------------------------------------------------------------------------------------
CONSUMER FINANCE-1.0%
American Express Co.                                        1,085,060          55,989,096
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-1.8%
BM&F BOVESPA SA                                             3,593,240          25,735,137
-----------------------------------------------------------------------------------------
IntercontinentalExchange, Inc.(1)                             220,010          26,544,207
-----------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                        1,143,860          49,460,506
                                                                             ------------
                                                                              101,739,850
-----------------------------------------------------------------------------------------
HEALTH CARE-13.9%
-----------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.8%
Celgene Corp.(1)                                              747,550          45,533,271
-----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-2.5%
Baxter International, Inc.                                  1,229,400          73,173,888
-----------------------------------------------------------------------------------------
Stryker Corp.                                               1,087,320          67,848,768
                                                                             ------------
                                                                              141,022,656
-----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-2.0%
Express Scripts, Inc.(1)                                    1,091,490          65,009,144
-----------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(1)                               760,400          45,517,544
                                                                             ------------
                                                                              110,526,688
-----------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-2.5%
Mettler-Toledo International, Inc.(1)                         241,653          40,445,463
-----------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(1)                           1,573,947         103,014,831
                                                                            -------------
                                                                              143,460,294
-----------------------------------------------------------------------------------------
PHARMACEUTICALS-6.1%
Allergan, Inc.                                              1,308,284         108,234,335
-----------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                    2,462,032          70,808,040
-----------------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                        751,508          94,225,929
-----------------------------------------------------------------------------------------
Roche Holding AG                                              408,902          71,913,823
                                                                             ------------
                                                                              345,182,127
-----------------------------------------------------------------------------------------
INDUSTRIALS-15.8%
-----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-2.5%
Goodrich Corp.                                                914,069          79,789,083
-----------------------------------------------------------------------------------------
United Technologies Corp.                                     694,820          60,984,351
                                                                             ------------
                                                                              140,773,434
-----------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-1.2%
United Parcel Service, Inc., Cl. B                            947,130          69,604,584
-----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-2.8%
ABB Ltd.                                                    2,719,903          72,996,342
-----------------------------------------------------------------------------------------
Emerson Electric Co.                                        1,596,866          87,109,040
                                                                             ------------
                                                                              160,105,382

                    2 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                       Shares               Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------
MACHINERY-7.6%
Caterpillar, Inc.                                                     956,550        $101,202,990
-------------------------------------------------------------------------------------------------
Danaher Corp.                                                       1,639,391          89,395,991
-------------------------------------------------------------------------------------------------
Deere & Co.                                                           673,370          57,963,690
-------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                      959,110          85,984,212
-------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                               1,062,347          94,389,531
                                                                                     ------------
                                                                                      428,936,414
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ROAD & RAIL-1.7%
Union Pacific Corp.                                                   909,498          95,470,005
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INFORMATION TECHNOLOGY-28.6%
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COMMUNICATIONS EQUIPMENT-6.9%
Cisco Systems, Inc.                                                 3,268,222          54,906,130
-------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(1)                                           2,791,850         102,209,629
-------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                      3,954,060         231,668,375
                                                                                     ------------
                                                                                      388,784,134
-------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-4.9%
Apple, Inc.(1)                                                        801,880         278,917,920
-------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-1.4%
Corning, Inc.                                                       4,085,580          82,324,437
-------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-4.4%
eBay, Inc.(1)                                                       2,335,720          72,804,392
-------------------------------------------------------------------------------------------------
Google, Inc., Cl. A(1)                                                330,586         174,886,606
                                                                                     ------------
                                                                                      247,690,998
-------------------------------------------------------------------------------------------------
IT SERVICES-3.5%
Cognizant Technology Solutions Corp.(1)                             1,011,770          76,934,991
-------------------------------------------------------------------------------------------------
International Business Machines Corp.                                 331,240          55,956,373
-------------------------------------------------------------------------------------------------
Visa, Inc., Cl. A                                                     778,625          63,115,343
                                                                                     ------------
                                                                                      196,006,707
-------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.5%
Broadcom Corp., Cl. A                                               2,403,805          86,488,904
-------------------------------------------------------------------------------------------------
SOFTWARE-6.0%
Intuit, Inc.(1)                                                     1,602,700          86,497,719
-------------------------------------------------------------------------------------------------
Oracle Corp.                                                        5,054,640         172,969,781
-------------------------------------------------------------------------------------------------
Vmware, Inc., Cl. A(1)                                                839,433          81,693,620
                                                                                     ------------
                                                                                      341,161,120
-------------------------------------------------------------------------------------------------
MATERIALS-4.7%
-------------------------------------------------------------------------------------------------
CHEMICALS-3.1%
Albemarle Corp.                                                       370,710          26,261,096
-------------------------------------------------------------------------------------------------
Ecolab, Inc.                                                        1,086,822          59,644,791
-------------------------------------------------------------------------------------------------
Praxair, Inc.                                                         853,405          90,324,385
                                                                                     ------------
                                                                                      176,230,272
-------------------------------------------------------------------------------------------------
METALS & MINING-1.6%
Barrick Gold Corp.                                                    877,490          41,908,922
-------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                           999,630          51,620,893
                                                                                     ------------
                                                                                       93,529,815

                    3 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                Shares                                 Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-1.1%
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-1.1%
NII Holdings, Inc.(1)                                       1,448,833                         $   63,256,049
                                                                                              --------------
Total Common Stocks (Cost $3,745,723,011)                                                      5,632,112,962
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY-0.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.16%
(2),(3) (Cost $20,139,354)                                 20,139,354                             20,139,354
------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $3,765,862,365)                99.7%                         5,652,252,316
------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                   0.3                             17,111,032
                                                           -------------------------------------------------
Net Assets                                                      100.0%                        $5,669,363,348
                                                           =================================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

---------
1.   Non-income  producing  security.

2.   Rate shown is the 7-day yield as of May 31, 2011.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES       GROSS        GROSS         SHARES
                                                    AUGUST 31, 2010   ADDITIONS   REDUCTIONS   MAY 31, 2011
-----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E       23,827,122  578,719,488  582,407,256    20,139,354

                                                              VALUE   INCOME
----------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E      $20,139,354  $45,894

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of May 31, 2011 based on valuation input level:

                                                                                                LEVEL 3-
                                                               LEVEL 1-           LEVEL 2-   SIGNIFICANT
                                                             UNADJUSTED  OTHER SIGNIFICANT  UNOBSERVABLE
                                                          QUOTED PRICES  OBSERVABLE INPUTS        INPUTS              VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                                 $  690,499,626   $              -  $          -     $  690,499,626
  Consumer Staples                                          441,872,707                  -             -        441,872,707
  Energy                                                    602,190,702                  -             -        602,190,702
  Financials                                                262,544,716                  -             -        262,544,716
  Health Care                                               785,725,036                  -             -        785,725,036

                    4 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                                LEVEL 3-
                                                               LEVEL 1-           LEVEL 2-   SIGNIFICANT
                                                             UNADJUSTED  OTHER SIGNIFICANT  UNOBSERVABLE
                                                          QUOTED PRICES  OBSERVABLE INPUTS        INPUTS              VALUE
---------------------------------------------------------------------------------------------------------------------------
  Industrials                                               894,889,819                  -             -        894,889,819
  Information Technology                                  1,621,374,220                  -             -      1,621,374,220
  Materials                                                 269,760,087                  -             -        269,760,087
  Telecommunication Services                                 63,256,049                  -             -         63,256,049
Investment Company                                           20,139,354                  -             -         20,139,354
                                                         ------------------------------------------------------------------
Total Assets                                             $5,652,252,316   $              -  $          -     $5,652,252,316
                                                         ------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

                    5 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

                    6 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the

                    7 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended May 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $952,513 and $3,318,430, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

As of May 31, 2011, the Fund had no outstanding forward contracts.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 3,800,265,603
                                  ===============
Gross unrealized appreciation     $ 1,873,028,960
Gross unrealized depreciation         (21,042,247)
                                  ---------------
Net unrealized appreciation       $ 1,851,986,713
                                  ===============

                    8 | OPPENHEIMER CAPITAL APPRECIATION FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund

By: /s/ William F. Glavin, Jr.
    -------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

By: /s/ Brian W. Wixted
    -------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/12/2011